Income taxes - Income taxes in consolidated statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 727	$ 819	$ (169)
Deferred tax expense	0	457	0
Total tax expense (benefit)	$ 727	$ 1,276	$ (169)